Expense Example {- Fidelity Large Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Large Cap Stock Fund - Fidelity Large Cap Stock Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604